Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Tabular disclosure of trade and other receivables

	As of December 31, 2021	As of December 31, 2020
Noncurrent
Other receivables:
Prepayments, tax receivables and others:
Prepayments and other receivables	15,236	9,884
Value added tax (“VAT”)	4,010	5,562
Turnover tax	765	789
Income tax	—	11,995
Minimum presumed income tax	—	1,034

	20,011	29,264

Financial assets:
Loans to employees	199	546

	199	546

Total noncurrent trade and other receivables	20,210	29,810

	As of December 31, 2021	As of December 31, 2020
Current
Trade:
Oil and gas accounts receivable (net of allowance of expected credit loss)	25,224	23,260

	25,224	23,260

Other receivables:
Prepayments, tax credits and other:
VAT	9,131	17,022
Prepaid expenses	3,633	3,228
Income tax	860	254
Turnover tax	42	406

	13,666	20,910

Financial assets:
Receivables from joint operations	2,286	24
Accounts receivable from third parties	2,025	1,974
Gas IV Plan (Note 2.5.3.2)	1,729	—
Advances to directors and loans to employees	491	499
LPG price stability program	293	322
RI program (Note 2.5.3.1)	—	4,012
Other	382	18

	7,206	6,849

Other receivables	20,872	27,759

Total current trade and other receivables	46,096	51,019

Reconciliation of changes in allowance account for credit losses
The changes in the allowance for expected credit losses of trade and other receivables are as follows:

	As of December 31, 2021	As of December 31, 2020
Amounts at beginning of year	(3)	(100)
(Reversal)/ Allowance for expected credit losses (Note 7)	(406)	22
Disposal	—	67
Foreign exchange differences	3	8

Amounts at end of the year	(406)	(3)